Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenues
Net sales	$ 5,461	$ 5,549	$ 16,987	$ 17,808
Finance and interest income	288	301	887	960
Total Revenues	5,749	5,850	17,874	18,768
Costs and Expenses
Cost of goods sold	4,524	4,599	14,014	14,771
Selling, general and administrative expenses	546	565	1,687	1,758
Research and development expenses	211	207	619	622
Restructuring expenses	6	18	31	52
Interest expense	273	258	743	824
Other, net	131	286	951	498
Total Costs and Expenses	5,691	5,933	18,045	18,525
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	58	(83)	(171)	243
Income taxes	32	56	179	259
Equity income of unconsolidated subsidiaries and affiliates	13	11	5	33
Net income (loss)	39	(128)	(345)	17
Industrial Activities [Member]
Revenues
Net sales	5,461	5,549	16,987	17,808
Finance and interest income	39	32	103	162
Total Revenues	5,500	5,581	17,090	17,970
Costs and Expenses
Cost of goods sold	4,524	4,599	14,014	14,771
Selling, general and administrative expenses	478	498	1,475	1,546
Research and development expenses	211	207	619	622
Restructuring expenses	6	18	30	51
Interest expense	192	152	494	501
Interest compensation to Financial Services	84	83	245	229
Other, net	60	234	741	398
Total Costs and Expenses	5,555	5,791	17,618	18,118
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(55)	(210)	(528)	(148)
Income taxes	(10)	18	54	130
Equity income of unconsolidated subsidiaries and affiliates	7	6	(14)	18
Results from intersegment investments	77	94	251	277
Net income (loss)	39	(128)	(345)	17
Financial services [Member]
Revenues
Finance and interest income	386	390	1,173	1,226
Total Revenues	386	390	1,173	1,226
Costs and Expenses
Selling, general and administrative expenses	68	67	212	212
Restructuring expenses			1	1
Interest expense	132	141	390	448
Other, net	73	55	213	174
Total Costs and Expenses	273	263	816	835
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	113	127	357	391
Income taxes	42	38	125	129
Equity income of unconsolidated subsidiaries and affiliates	6	5	19	15
Net income (loss)	$ 77	$ 94	$ 251	$ 277